Credit Facilities and Lease Obligations - Borrowings Under Credit Facilities and Lease Obligations (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0	$ 159,000,000
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties						$ 10,400,000
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties						$ 112,000,000
Borrowings and lease liabilities			698,700,000	757,900,000
Current portion of borrowings under Credit Facility and lease obligations			139,600,000	107,700,000
Long-term portion of borrowings under Credit Facility and lease obligations			559,100,000	650,200,000
Accelerated amortization of unamortized deferred financing costs			2,000,000	1,200,000	$ 0
Current lease liabilities			28,400,000	3,200,000
Non-current lease liabilities			87,700,000	7,200,000
Prior Revolving Facility
Disclosure of detailed information about borrowings [line items]
Accelerated amortization of unamortized deferred financing costs	$ 600,000
Prior Revolving Facility | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,700,000
Prior Term Loan
Disclosure of detailed information about borrowings [line items]
Accelerated amortization of unamortized deferred financing costs	$ 600,000
Prior Term Loan | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 2,100,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			592,300,000	757,300,000
Accelerated amortization of unamortized deferred financing costs		$ 1,200,000
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings			0	159,000,000
Revolver | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings			1,100,000	3,100,000
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings			592,300,000	598,300,000
Term Loans | Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings			(9,700,000)	(9,800,000)
Term Loans | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings			1,600,000	10,300,000
Lease Obligations
Disclosure of detailed information about borrowings [line items]
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties				$ 10,400,000
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties			$ 116,100,000